FINANCIAL DATA HIGHLIGHTS - $ / shares		1 Months Ended				11 Months Ended		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2015		Dec. 31, 2016		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Class A
Per Unit Operating Performance
Net asset value, beginning of year								$ 1.0385		$ 1.1098		$ 1.2045
Net realized and net change in unrealized trading profit (loss)								0.0750		(0.0426)		(0.0707)
Net investment loss								(0.0241)	[1]	(0.0287)	[1]	(0.0240)	[2]
Net asset value, end of year		$ 1.1098		$ 1.1098		$ 1.0385		$ 1.0894		$ 1.0385		$ 1.1098
Total Return:
Total return (as a percent)	[3]							4.90%		(6.42%)	[4]	(7.86%)	[4]
Ratios to Average Members' Capital:
Expenses (as a percent)								2.33%	[1]	2.58%	[1]	2.01%	[2]
Net investment income (loss) (as a percent)								(2.33%)	[1]	(2.58%)	[1]	(2.01%)	[2]
Class C
Per Unit Operating Performance
Net asset value, beginning of year								$ 0.9851		$ 1.0633		$ 1.1656
Net realized and net change in unrealized trading profit (loss)								0.0705		(0.0402)		(0.0678)
Net investment loss								(0.0325)	[1]	(0.0380)	[1]	(0.0345)	[2]
Net asset value, end of year		1.0633		1.0633		0.9851		$ 1.0231		$ 0.9851		$ 1.0633
Total Return:
Total return (as a percent)	[3]							3.86%		(7.35%)	[4]	(8.78%)	[4]
Ratios to Average Members' Capital:
Expenses (as a percent)								3.33%	[1]	3.58%	[1]	3.02%	[2]
Net investment income (loss) (as a percent)								(3.33%)	[1]	(3.58%)	[1]	(3.02%)	[2]
Class D
Per Unit Operating Performance
Net asset value, beginning of year								$ 1.3421		$ 1.4130		$ 1.5105
Net realized and net change in unrealized trading profit (loss)								0.0983		(0.0552)		(0.0899)
Net investment loss								(0.0112)	[1]	(0.0157)	[1]	(0.0076)	[2]
Net asset value, end of year		1.4130		1.4130		1.3421		$ 1.4292		$ 1.3421		$ 1.4130
Total Return:
Total return (as a percent)	[3]							6.49%		(5.02%)	[4]	(6.45%)	[4]
Ratios to Average Members' Capital:
Expenses (as a percent)								0.83%	[1]	1.08%	[1]	0.51%	[2]
Net investment income (loss) (as a percent)								(0.83%)	[1]	(1.08%)	[1]	(0.51%)	[2]
Class I
Per Unit Operating Performance
Net asset value, beginning of year								$ 1.1267		$ 1.1993		$ 1.2963
Net realized and net change in unrealized trading profit (loss)								0.0817		(0.0463)		(0.0764)
Net investment loss								(0.0217)	[1]	(0.0263)	[1]	(0.0206)	[2]
Net asset value, end of year		1.1993		1.1993		1.1267		$ 1.1867		$ 1.1267		$ 1.1993
Total Return:
Total return (as a percent)	[3]							5.33%		(6.05%)	[4]	(7.48%)	[4]
Ratios to Average Members' Capital:
Expenses (as a percent)								1.93%	[1]	2.18%	[1]	1.61%	[2]
Net investment income (loss) (as a percent)								(1.93%)	[1]	(2.18%)	[1]	(1.61%)	[2]
Class M
Per Unit Operating Performance
Net asset value, beginning of year								$ 0.9915		$ 1.0438		$ 1.1158
Net realized and net change in unrealized trading profit (loss)								0.0726		(0.0409)		(0.0664)
Net investment loss								(0.0083)	[1]	(0.0114)	[1]	(0.0056)	[2]
Net asset value, end of year		1.0438		1.0438		0.9915		$ 1.0558		$ 0.9915		$ 1.0438
Total Return:
Total return (as a percent)	[3]							6.49%		(5.01%)	[4]	(6.45%)	[4]
Ratios to Average Members' Capital:
Expenses (as a percent)								0.83%	[1]	1.08%	[1]	0.51%	[2]
Net investment income (loss) (as a percent)								(0.83%)	[1]	(1.08%)	[1]	(0.51%)	[2]
Class AA
Per Unit Operating Performance
Net asset value, beginning of year				1.0000	[5]			$ 0.9133		$ 0.9858	[5]
Net realized and net change in unrealized trading profit (loss)				(0.0101)	[5]			0.0652		(0.0373)
Net investment loss				(0.0041)	[2],[5]			(0.0302)	[1]	(0.0352)	[1]
Net asset value, end of year		0.9858	[5]	$ 0.9858	[5]	0.9133		$ 0.9483		$ 0.9133		$ 0.9858	[5]
Total Return:
Total return (as a percent)	[3]			(1.42%)	[4],[5]			3.83%		(7.35%)	[4]
Ratios to Average Members' Capital:
Expenses (as a percent)				3.26%	[2],[5]			3.33%	[1]	3.58%	[1]
Net investment income (loss) (as a percent)				(3.26%)	[2],[5]			(3.33%)	[1]	(3.58%)	[1]
Class II
Per Unit Operating Performance
Net asset value, beginning of year		1.0000	[6]					$ 0.9382		$ 1.0011	[6]
Net realized and net change in unrealized trading profit (loss)		0.0026	[6]					0.0678		(0.0385)
Net investment loss		(0.0015)	[2],[6]					(0.0204)	[1]	(0.0244)	[1]
Net asset value, end of year		$ 1.0011	[6]	$ 1.0011	[6]	0.9382		$ 0.9856		$ 0.9382		$ 1.0011	[6]
Total Return:
Total return (as a percent)	[3]	0.11%	[4],[6]					5.05%		(6.28%)	[4]
Ratios to Average Members' Capital:
Expenses (as a percent)		2.13%	[2],[6]					2.18%	[1]	2.43%	[1]
Net investment income (loss) (as a percent)		(2.13%)	[2],[6]					(2.18%)	[1]	(2.43%)	[1]
Class MM
Per Unit Operating Performance
Net asset value, beginning of year	[7]					1.0000		$ 0.9106
Net realized and net change in unrealized trading profit (loss)						(0.0738)	[7]	0.0663
Net investment loss	[1]					(0.0156)	[7]	(0.0130)
Net asset value, end of year						$ 0.9106	[7]	$ 0.9639		$ 0.9106	[7]
Total Return:
Total return (as a percent)	[3]					(8.94%)	[4],[7]	5.85%
Ratios to Average Members' Capital:
Expenses (as a percent)	[1]					1.72%	[7]	1.43%
Net investment income (loss) (as a percent)	[1]					(1.72%)	[7]	(1.43%)

[1]	The amounts do not reflect the proportionate share of expense from the Affiliated Funds.
[2]	The amounts do not reflect the proportionate share of expense from the FuturesAccess Portfolio Funds and the Affiliated Funds.
[3]	The total return is calculated for each class taken as a whole based on the change in net asset value. An individual member’s return may vary from these returns based on the timing of the capital transactions.
[4]	Total return has not been annualized.
[5]	Class AA units issued on November 16, 2015, and the ratios have been annualized.
[6]	Class II units issued on December 7, 2015, and the ratios have been annualized.
[7]	Class MM units issued on January 25, 2016, and the ratios have been annualized.